UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS INTERNATIONAL EQUITY FUND

FORM N-Q

JUNE 30, 2016

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 2.2%
Compagnie Generale des Etablissements Michelin	14,186	$1,343,903	(a)
Faurecia	28,479	914,606	(a)
Koito Manufacturing Co., Ltd.	23,600	1,080,084	(a)
Linamar Corp.	20,900	744,470
Stanley Electric Co., Ltd.	52,300	1,110,656	(a)
Sumitomo Electric Industries Ltd.	107,700	1,417,615	(a)
Valeo SA	28,809	1,286,682	(a)

Total Auto Components		7,898,016

Automobiles - 2.4%
Fiat Chrysler Automobiles NV	144,456	891,732	(a)
Fuji Heavy Industries Ltd.	59,900	2,050,508	(a)
Mazda Motor Corp.	69,349	928,838	(a)
Renault SA	17,924	1,365,783	(a)
Toyota Motor Corp.	65,875	3,293,541	(a)

Total Automobiles		8,530,402

Distributors - 0.3%
Inchcape PLC	129,100	1,083,638	(a)

Hotels, Restaurants & Leisure - 1.1%
Carnival PLC	33,255	1,476,409	(a)
Sodexo SA	15,674	1,688,345	(a)
Unibet Group PLC, SDR	82,078	750,853	(a)

Total Hotels, Restaurants & Leisure		3,915,607

Household Durables - 3.1%
Electrolux AB, Class B Shares	45,100	1,224,921	(a)
Haseko Corp.	101,900	1,016,996	(a)
Iida Group Holdings Co., Ltd.	97,900	1,994,046	(a)
Nikon Corp.	80,600	1,089,167	(a)
Persimmon PLC	51,248	1,000,067	(a)
Sekisui House Ltd.	95,500	1,661,846	(a)
Sony Corp.	66,200	1,937,417	(a)
Taylor Wimpey PLC	634,710	1,134,027	(a)

Total Household Durables		11,058,487

Leisure Products - 0.7%
Bandai Namco Holdings Inc.	65,700	1,688,188	(a)
Yamaha Corp	38,300	1,029,361	(a)

Total Leisure Products		2,717,549

Media - 1.1%
Mediaset Espana Comunicacion SA	108,204	1,211,609	(a)
Mediaset SpA	225,892	795,135	(a)
WPP PLC	87,546	1,817,692	(a)

Total Media		3,824,436

Multiline Retail - 0.3%
Dollarama Inc.	17,800	1,242,742

Textiles, Apparel & Luxury Goods - 0.6%
Pandora A/S	9,012	1,223,332	(a)
Yue Yuen Industrial Holdings Ltd.	249,000	993,279	(a)

Total Textiles, Apparel & Luxury Goods		2,216,611

TOTAL CONSUMER DISCRETIONARY		42,487,488

CONSUMER STAPLES - 12.4%
Beverages - 1.4%
Anheuser-Busch InBev NV	16,815	2,210,325	(a)
Diageo PLC	98,299	2,750,525	(a)

Total Beverages		4,960,850

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.7%
Booker Group PLC	343,753	$795,346	(a)
ICA Gruppen AB	27,175	908,030	(a)
Koninklijke Ahold NV	103,944	2,311,520	(a)
Matsumotokiyoshi Holdings Co., Ltd.	20,200	981,035	(a)
Metro Inc.	35,328	1,230,786
Tesco PLC	455,756	1,066,245	*(a)
Wal-Mart de Mexico SAB de CV	416,000	1,000,718
William Morrison Supermarkets PLC	510,121	1,279,582	(a)

Total Food & Staples Retailing		9,573,262

Food Products - 3.1%
Ajinomoto Co. Inc.	65,000	1,525,847	(a)
MEIJI Holdings Co., Ltd.	14,200	1,441,726	(a)
Nestle SA, Registered Shares	78,500	6,055,151	(a)
NH Foods Ltd.	50,000	1,214,786	(a)
Wilmar International Ltd.	383,700	934,798	(a)

Total Food Products		11,172,308

Household Products - 1.5%
Reckitt Benckiser Group PLC	29,694	2,987,382	(a)
Svenska Cellulosa AB SCA, Class B Shares	75,886	2,419,914	(a)

Total Household Products		5,407,296

Personal Products - 1.3%
Kao Corp.	37,900	2,187,169	(a)
Unilever NV, CVA	52,697	2,456,684	(a)

Total Personal Products		4,643,853

Tobacco - 2.4%
British American Tobacco PLC	69,767	4,539,771	(a)
Imperial Brands PLC	57,723	3,133,484	(a)
Swedish Match AB	32,700	1,136,382	(a)

Total Tobacco		8,809,637

TOTAL CONSUMER STAPLES		44,567,206

ENERGY - 6.0%
Energy Equipment & Services - 1.0%
John Wood Group PLC	88,881	814,879	(a)
Petrofac Ltd.	73,538	764,275	(a)
Subsea 7 SA	126,790	1,240,983	*(a)
Transocean Ltd.	62,626	723,367	(a)

Total Energy Equipment & Services		3,543,504

Oil, Gas & Consumable Fuels - 5.0%
BP PLC	494,984	2,890,376	(a)
Galp Energia SGPS SA	88,777	1,232,892	(a)
Indian Oil Corp., Ltd.	163,301	1,071,741	(a)
JX Holdings Inc.	386,800	1,503,046	(a)
Koninklijke Vopak NV	21,274	1,065,574	(a)
Repsol SA	100,436	1,274,138	(a)
Royal Dutch Shell PLC, Class A Shares	163,172	4,475,157	(a)
Royal Dutch Shell PLC, Class B Shares	49,931	1,373,065	(a)
SK Innovation Co., Ltd.	14,721	1,812,640	(a)
Total SA	28,659	1,381,985	(a)

Total Oil, Gas & Consumable Fuels		18,080,614

TOTAL ENERGY		21,624,118

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
FINANCIALS - 20.1%
Banks - 8.3%
Banca Popolare dell’Emilia Romagna SC	168,826	$620,220	(a)
Banco Bilbao Vizcaya Argentaria SA	311,567	1,785,463	(a)
Banco de Sabadell SA	473,604	632,801	(a)
Banco Santander SA	181,194	705,462	(a)
Bank Hapoalim B.M.	278,000	1,403,274	(a)
Bank Leumi Le-Israel	358,274	1,263,288	*(a)
Bank of Kyoto Ltd.	117,000	714,306	(a)
BNP Paribas SA	48,388	2,175,427	(a)
Canadian Imperial Bank of Commerce	11,700	878,802
Commerzbank AG	118,132	766,209	(a)
Commonwealth Bank of Australia	24,762	1,389,591	(a)
Erste Group Bank AG	39,679	907,394	*(a)
Hokuhoku Financial Group Inc.	521,000	592,304	(a)
HSBC Holdings PLC	429,779	2,684,852	(a)
ING Groep NV, CVA	122,438	1,272,598	(a)
KBC Group NV	26,870	1,317,307	*(a)
Lloyds Banking Group PLC	1,693,039	1,244,943	(a)
Mediobanca SpA	123,554	717,790	(a)
Mitsubishi UFJ Financial Group Inc.	218,300	973,035	(a)
Mizuho Financial Group Inc.	1,431,800	2,049,878	(a)
National Bank of Canada	28,400	971,397
Resona Holdings Inc.	283,700	1,033,441	(a)
Royal Bank of Canada	14,400	850,881
Societe Generale SA	35,141	1,110,554	(a)
Westpac Banking Corp.	45,104	1,001,624	(a)
Woori Bank	125,346	1,042,025	(a)

Total Banks		30,104,866

Capital Markets - 1.1%
3i Group PLC	196,200	1,460,266	(a)
Deutsche Bank AG, Registered Shares	63,952	870,186	*(a)
Jupiter Fund Management PLC	114,390	563,954	(a)
Man Group PLC	410,722	636,540	(a)
UBS Group AG, Registered Shares	52,190	675,266	(a)

Total Capital Markets		4,206,212

Diversified Financial Services - 0.9%
AMP Ltd.	280,484	1,088,720	(a)
Challenger Ltd.	139,272	904,111	(a)
ORIX Corp.	90,700	1,158,190	(a)

Total Diversified Financial Services		3,151,021

Insurance - 7.0%
Allianz SE, Registered Shares	13,307	1,895,876	(a)
Assicurazioni Generali SpA	132,653	1,561,934	(a)
AXA SA	105,311	2,115,656	(a)
Beazley PLC	183,585	891,920	(a)
Dai-ichi Life Insurance Co., Ltd.	62,200	689,626	(a)
Direct Line Insurance Group PLC	296,537	1,371,325	(a)
Hannover Rueck SE	10,816	1,130,148	(a)
Industrial Alliance Insurance and Financial Services Inc.	31,900	1,002,716
MS&AD Insurance Group Holdings Inc.	50,800	1,308,323	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	9,703	1,621,645	(a)
NN Group NV	41,367	1,149,208	(a)
Poste Italiane SpA	120,585	801,339	(a)

Power Corp. of Canada	46,900	998,297
SCOR SE	50,201	1,512,315	(a)
Sompo Japan Nipponkoa Holdings Inc.	55,500	1,470,165	(a)
Standard Life PLC	276,277	1,085,795	(a)
Sun Life Financial Inc.	26,900	883,653
Swiss Re AG	22,163	1,937,628	(a)
T&D Holdings Inc.	97,400	822,342	(a)
Tokio Marine Holdings Inc.	30,600	1,012,226	(a)

Total Insurance		25,262,137

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 0.7%
Goodman Group	244,491	$1,303,289	(a)
Stockland	325,281	1,145,634	(a)

Total Real Estate Investment Trusts (REITs)		2,448,923

Real Estate Management & Development - 2.1%
Cheung Kong Property Holdings Ltd.	207,016	1,305,779	(a)
Hongkong Land Holdings Ltd.	147,900	903,988	(a)
Kerry Properties Ltd.	332,000	822,497	(a)
LendLease Group	125,157	1,186,921	(a)
Nomura Real Estate Holdings Inc.	53,500	930,854	(a)
Swire Properties Ltd.	372,600	994,021	(a)
Wheelock & Co., Ltd.	288,000	1,362,120	(a)

Total Real Estate Management & Development		7,506,180

TOTAL FINANCIALS		72,679,339

HEALTH CARE - 12.5%
Biotechnology - 1.1%
Actelion Ltd., Registered Shares	11,517	1,932,512	*(a)
Shire PLC	34,810	2,143,581	(a)

Total Biotechnology		4,076,093

Health Care Equipment & Supplies - 0.8%
Hoya Corp.	43,200	1,538,098	(a)
Straumann Holding AG, Registered Shares	3,354	1,325,314	(a)

Total Health Care Equipment & Supplies		2,863,412

Health Care Providers & Services - 0.6%
Rhoen-Klinikum AG	42,300	1,241,305	(a)
Suzuken Co., Ltd.	31,000	974,543	(a)

Total Health Care Providers & Services		2,215,848

Life Sciences Tools & Services - 1.2%
ICON PLC	27,543	1,928,286	*
Lonza Group AG, Registered Shares	13,643	2,260,828	*(a)

Total Life Sciences Tools & Services		4,189,114

Pharmaceuticals - 8.8%
Astellas Pharma Inc.	128,000	2,003,109	(a)
AstraZeneca PLC	22,668	1,349,403	(a)
Bayer AG, Registered Shares	29,343	2,952,263	(a)
GlaxoSmithKline PLC	75,708	1,627,593	(a)
Novartis AG, Registered Shares	60,027	4,938,048	(a)
Novo Nordisk A/S, Class B Shares	74,695	4,016,878	(a)
Roche Holding AG	22,149	5,848,013	(a)
Sanofi	52,084	4,378,074	(a)
Santen Pharmaceutical Co., Ltd.	63,000	982,484	(a)
Shionogi & Co., Ltd.	43,000	2,338,560	(a)
UCB SA	17,603	1,316,257	(a)

Total Pharmaceuticals		31,750,682

TOTAL HEALTH CARE		45,095,149

INDUSTRIALS - 13.3%
Aerospace & Defense - 0.7%
Safran SA	19,247	1,308,080	(a)
Thales SA	15,374	1,290,286	(a)

Total Aerospace & Defense		2,598,366

Air Freight & Logistics - 0.3%
Royal Mail PLC	154,383	1,046,602	(a)

Airlines - 0.4%
Japan Airlines Co., Ltd.	45,200	1,450,762	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Building Products - 0.2%
Asahi Glass Co., Ltd.	162,000	$875,526	(a)

Commercial Services & Supplies - 0.5%
Intrum Justitia AB	23,484	733,829	(a)
Toppan Printing Co., Ltd.	124,000	1,063,017	(a)

Total Commercial Services & Supplies		1,796,846

Construction & Engineering - 3.4%
ACS, Actividades de Construccion y Servicios SA	39,699	1,087,801	(a)
Boskalis Westminster NV	25,834	891,074	(a)
Eiffage SA	14,357	1,025,284	(a)
Ferrovial SA	57,200	1,111,391	(a)
Kajima Corp.	198,000	1,367,506	(a)
Obayashi Corp.	215,000	2,276,277	(a)
Skanska AB, Class B Shares	52,965	1,104,592	(a)
Taisei Corp.	171,000	1,394,437	(a)
Vinci SA	27,385	1,950,407	(a)

Total Construction & Engineering		12,208,769

Electrical Equipment - 1.8%
China High Speed Transmission Equipment Group Co., Ltd.	1,191,000	962,929	(a)
Gamesa Corp. Tecnologica SA	39,449	779,068	(a)
Nordex SE	41,548	1,172,901	*(a)
Osram Licht AG	13,273	685,946	(a)
Prysmian SpA	50,611	1,109,475	(a)
Vestas Wind Systems A/S	25,200	1,710,185	(a)

Total Electrical Equipment		6,420,504

Industrial Conglomerates - 1.4%
Koninklijke Philips NV	59,792	1,491,896	(a)
Rheinmetall AG	14,664	866,032	(a)
Siemens AG, Registered Shares	27,515	2,818,583	(a)

Total Industrial Conglomerates		5,176,511

Machinery - 1.1%
Amada Holdings Co., Ltd.	117,000	1,183,030	(a)
Georg Fischer AG, Registered Shares	1,425	1,136,799	(a)
JTEKT Corp.	60,000	676,473	(a)
NSK Ltd.	119,166	881,394	(a)

Total Machinery		3,877,696

Professional Services - 1.1%
Adecco Group AG, Registered Shares	18,086	911,096	(a)
Experian PLC	79,685	1,513,581	(a)
Wolters Kluwer NV	33,301	1,360,861	(a)

Total Professional Services		3,785,538

Road & Rail - 1.3%
Central Japan Railway Co.	14,500	2,566,449	(a)
Nippon Express Co., Ltd.	218,000	993,673	(a)
West Japan Railway Co.	19,900	1,257,813	(a)

Total Road & Rail		4,817,935

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	103,300	1,806,175	(a)
Sojitz Corp.	446,500	1,052,512	(a)
Wolseley PLC	20,323	1,053,243	(a)

Total Trading Companies & Distributors		3,911,930

TOTAL INDUSTRIALS		47,966,985

INFORMATION TECHNOLOGY - 4.7%
Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp.	2,601,000	889,902	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Internet Software & Services - 0.3%
United Internet AG, Registered Shares	27,241	$1,123,971	(a)

IT Services - 0.3%
Atos SE	13,326	1,113,102	(a)

Semiconductors & Semiconductor Equipment - 1.0%
Novatek Microelectronics Corp.	184,000	688,048	(a)
STMicroelectronics NV	125,991	742,451	(a)
Tokyo Electron Ltd.	24,500	2,059,814	(a)

Total Semiconductors & Semiconductor Equipment		3,490,313

Software - 2.2%
Check Point Software Technologies Ltd.	15,421	1,228,745	*
Constellation Software Inc.	4,005	1,550,014
Kinaxis Inc.	25,000	1,003,909	*
Nexon Co., Ltd.	55,000	807,978	(a)
Nintendo Co., Ltd.	10,500	1,498,194	(a)
SAP SE	11,826	883,965	(a)
Square Enix Holdings Co., Ltd.	27,500	886,041	(a)

Total Software		7,858,846

Technology Hardware, Storage & Peripherals - 0.6%
FUJIFILM Holdings Corp.	36,700	1,418,220	(a)
Logitech International SA, Registered Shares	55,755	907,524	(a)

Total Technology Hardware, Storage & Peripherals		2,325,744

TOTAL INFORMATION TECHNOLOGY		16,801,878

MATERIALS - 7.5%
Chemicals - 3.7%
Arkema SA	14,508	1,119,572	(a)
BASF SE	10,925	833,437	(a)
Covestro AG	32,208	1,435,170	(a)
EMS-Chemie Holding AG, Registered Shares	2,737	1,415,379	(a)
Evonik Industries AG	32,356	963,068	(a)
Givaudan SA, Registered Shares	1,169	2,349,031	(a)
Johnson Matthey PLC	31,147	1,179,059	(a)
Mitsubishi Gas Chemical Co. Inc.	209,000	1,084,096	(a)
Nitto Denko Corp.	15,400	971,109	(a)
Sika AG	230	962,126	(a)
Sumitomo Chemical Co., Ltd.	281,000	1,152,345	(a)

Total Chemicals		13,464,392

Construction Materials - 1.0%
Boral Ltd.	298,123	1,397,005	(a)
CSR Ltd.	377,200	1,033,608	(a)
HeidelbergCement AG	16,447	1,233,201	(a)

Total Construction Materials		3,663,814

Containers & Packaging - 0.6%
Amcor Ltd.	84,768	948,022	(a)
Orora Ltd.	605,266	1,253,365	(a)

Total Containers & Packaging		2,201,387

Metals & Mining - 1.8%
BHP Billiton Ltd.	90,281	1,285,863	(a)
BHP Billiton PLC	55,567	698,954	(a)
Boliden AB	63,740	1,238,254	(a)
Norsk Hydro ASA	201,000	734,612	(a)
Rio Tinto PLC	76,760	2,372,661	(a)

Total Metals & Mining		6,330,344

Paper & Forest Products - 0.4%
UPM-Kymmene OYJ	79,595	1,459,129	(a)

TOTAL MATERIALS		27,119,066

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 4.6%
Bezeq Israeli Telecommunication Corp., Ltd.		593,668	$1,179,238	(a)
BT Group PLC		237,787	1,313,023	(a)
Deutsche Telekom AG, Registered Shares		98,640	1,678,313	(a)
Elisa OYJ		40,572	1,558,779	(a)
HKT Trust and HKT Ltd.		747,000	1,079,766	(a)
Koninklijke KPN NV		379,424	1,376,225	(a)
Nippon Telegraph & Telephone Corp.		57,200	2,685,169	(a)
Orange SA		94,865	1,549,526	(a)
PCCW Ltd.		2,006,000	1,348,749	(a)
Singapore Telecommunications Ltd.		559,200	1,729,288	(a)
Telenor ASA		72,016	1,189,508	(a)

Total Diversified Telecommunication Services			16,687,584

Wireless Telecommunication Services - 1.7%
KDDI Corp.		79,300	2,413,996	(a)
NTT DoCoMo Inc.		90,800	2,443,238	(a)
Vodafone Group PLC		367,301	1,118,134	(a)

Total Wireless Telecommunication Services			5,975,368

TOTAL TELECOMMUNICATION SERVICES			22,662,952

UTILITIES - 3.5%
Electric Utilities - 1.9%
Chubu Electric Power Co. Inc.		84,800	1,207,457	(a)
Enel SpA		492,399	2,189,943	(a)
SSE PLC		66,763	1,396,008	(a)
Tohoku Electric Power Co. Inc.		101,700	1,275,377	(a)
Tokyo Electric Power Co. Holdings Inc.		184,700	778,862	*(a)

Total Electric Utilities			6,847,647

Gas Utilities - 0.6%
Snam SpA		359,586	2,151,278	(a)

Multi-Utilities - 1.0%
E.ON SE		89,580	896,216	(a)
National Grid PLC		135,210	1,988,330	(a)
Veolia Environnement SA		38,618	838,957	(a)

Total Multi-Utilities			3,723,503

TOTAL UTILITIES			12,722,428

TOTAL COMMON STOCKS (Cost - $349,370,184)			353,726,609

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
Schaeffler AG (Cost - $1,035,835)		57,425	761,301	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $350,406,019)			354,487,910

	RATE
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $3,959,051)	0.479%	3,959,051	3,959,051

TOTAL INVESTMENTS - 99.4% (Cost - $354,365,070#)			358,446,961
Other Assets in Excess of Liabilities - 0.6%			2,312,085

TOTAL NET ASSETS - 100.0%			$360,759,046

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)
SDR	— Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (formerly QS Batterymarch International Equity Fund ) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,987,212	$40,500,276	—	$42,487,488
Consumer Staples	2,231,504	42,335,702	—	44,567,206
Financials	5,585,746	67,093,593	—	72,679,339
Health Care	1,928,286	43,166,863	—	45,095,149
Information Technology	3,782,668	13,019,210	—	16,801,878
Other Common Stocks	—	132,095,549	—	132,095,549
Preferred Stocks	—	761,301	—	761,301

Total Long-Term Investments	$15,515,416	$338,972,494	—	$354,487,910

Short-Term Investments†	$3,959,051	—	—	$3,959,051

Total Investments	$19,474,467	$338,972,494	—	$358,446,961

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $338,972,494 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,211,616
Gross unrealized depreciation	(36,129,725)

Net unrealized appreciation	$4,081,891

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016